Conservative Allocation Portfolio
Schedule of Investments (unaudited)
As of March 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (24.2%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	1,520,701	97,112
Vanguard Extended Market Index Fund Admiral Shares	114,784	15,269
		112,381
International Stock Fund (16.0%)
Vanguard Total International Stock Index Fund Admiral Shares	2,290,906	74,134
U.S. Bond Fund (41.9%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	19,012,106	194,874
International Bond Fund (17.9%)
Vanguard Total International Bond Index Fund Admiral Shares	4,238,737	83,206
Total Investments (100.0%) (Cost $483,683)		464,595
Other Assets and Liabilities—Net (0.0%)		(51)
Net Assets (100%)		464,544
Cost is in $000.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.   Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2024, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2024 Market Value ($000)
Vanguard Extended Market Index Fund	15,883	41	1,636	664	317	41	—	15,269
Vanguard Market Liquidity Fund	152	NA1	NA1	—	—	1	—	—
Vanguard Total International Bond Index Fund	83,724	953	1,087	(2)	(382)	434	—	83,206
Vanguard Total International Stock Index Fund	75,509	375	4,605	580	2,275	270	—	74,134
Vanguard Variable Insurance Funds—Equity Index Portfolio	95,955	5,063	8,571	2,848	1,817	1,282	3,664	97,112
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	196,089	9,237	3,451	88	(7,089)	5,470	—	194,874
Total	467,312	15,669	19,350	4,178	(3,062)	7,498	3,664	464,595
1	Not applicable—purchases and sales are for temporary cash investment purposes.